RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,252,615	39,162,618
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	55,244,258	49,697,404
Debt securities [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,993,990	4,906,250
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	7,211,467	5,634,564
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		167,553
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,639,729
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,993,990	4,906,250
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	7,211,467	5,634,564
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		98,915
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets		68,638
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		68,638
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	30,540	2,584,348
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,860,258
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	30,540	2,584,348
Sovereign | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,860,258
Other Public Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,351,209	5,563,208
Other Public Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	5,351,209	5,563,208
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		64,709
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		145,553
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		64,709
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		76,915
Corporate | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		68,638
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,963,450	2,321,902
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		6,647
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		22,000
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,963,450	2,321,902
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets		6,647
Financial Entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | 12-month expected credit losses [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		$ 22,000